Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 2,815	¥ 18,318	¥ 11,075	¥ 33,335
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 2,226	¥ 14,488	¥ 8,710	¥ 26,183
Denominator
Denominator used for basic EPS	27,464,760	27,464,760	27,263,984	27,428,861
Earnings per share - basic | (per share)	$ 81.08	¥ 527.51	¥ 319.47	¥ 954.56
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 2,230	¥ 14,513	¥ 8,716	¥ 26,206
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	585	3,805	2,359	7,129
Numerator for diluted EPS calculation	$ 2,815	¥ 18,318	¥ 11,075	¥ 33,335
Denominator
Weighted average ordinary shares outstanding	27,464,760	27,464,760	27,263,984	27,428,861
Conversion of Class B to Class A ordinary shares	7,260,363	7,260,363	7,401,254	7,492,921
Share-based awards	227,268	227,268	91,848	112,688
Denominator used for diluted EPS	34,952,391	34,952,391	34,757,086	35,034,470
Earnings per share - diluted | (per share)	$ 80.55	¥ 524.08	¥ 318.62	¥ 951.49
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 589	¥ 3,830	¥ 2,365	¥ 7,152
Denominator
Denominator used for basic EPS	7,260,363	7,260,363	7,401,254	7,492,921
Earnings per share - basic | (per share)	$ 81.08	¥ 527.51	¥ 319.47	¥ 954.56
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 585	¥ 3,805	¥ 2,359	¥ 7,129
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	0	0	0	0
Numerator for diluted EPS calculation	$ 585	¥ 3,805	¥ 2,359	¥ 7,129
Denominator
Weighted average ordinary shares outstanding	7,260,363	7,260,363	7,401,254	7,492,921
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
Denominator used for diluted EPS	7,260,363	7,260,363	7,401,254	7,492,921
Earnings per share - diluted | (per share)	$ 80.55	¥ 524.08	¥ 318.62	¥ 951.49
American Depositary Shares | Class A Ordinary Shares
Denominator
Denominator used for basic EPS	274,647,600	274,647,600	272,639,840	274,288,610
Earnings per share - basic | (per share)	$ 8.11	¥ 52.75	¥ 31.95	¥ 95.46
Denominator
Weighted average ordinary shares outstanding	274,647,600	274,647,600	272,639,840	274,288,610
Denominator used for diluted EPS	349,523,910	349,523,910	347,570,860	350,344,700
Earnings per share - diluted | (per share)	$ 8.06	¥ 52.41	¥ 31.86	¥ 95.15